Other receivables	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Other receivables	8. Other receivables
	2024	2023
	USD	USD

Deposits	11,856	11,549
Prepayments	75,203	72,412
	87,059	83,961